Prudential Day One Income Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	214,956	$2,274,235
PGIM Global Real Estate Fund (Class R6)	43,689	845,824
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	13,704	138,134
PGIM QMA Commodity Strategies Fund (Class R6)	97,520	720,671
PGIM QMA International Developed Markets Index Fund (Class R6)	68,512	699,505
PGIM QMA Large-Cap Core Equity Fund (Class R6)	109,816	1,541,823
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	15,591	137,047
PGIM QMA US Broad Market Index Fund (Class R6)	64,146	842,233
PGIM TIPS Fund (Class R6)	316,162	3,250,143
PGIM Total Return Bond Fund (Class R6)	159,753	2,278,083

Total Long-Term Investments (cost $12,388,495)		12,727,698

Short-Term Investment 9.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,406,334)	1,406,334	1,406,334

TOTAL INVESTMENTS 99.8% (cost $13,794,829)(w)		14,134,032
Other assets in excess of liabilities 0.2%		25,269

Net Assets 100.0%		$14,159,301

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds